Income Taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefits	€ (83,738)	€ (74,069)	€ (59,967)
Deferred tax position	32,715	(30,176)	114,527
Total	€ (51,023)	€ (104,245)